Supplement to the
Fidelity Freedom® Blend Funds
May 30, 2023
As Revised September 8, 2023
Prospectus

Reorganization. Fidelity Freedom® Blend 2005 Fund (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the Fidelity Freedom® Blend Income Fund (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Fidelity Aberdeen Street Trust (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.
At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund.
The Income Fund and the Fund seek high current income and, as a secondary objective, capital appreciation.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization").
The Reorganization, which does not require shareholder approval, is expected to take place on or about June 14, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.
Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction.
For more detailed information, please contact Fidelity at 1-800-544-8544.
FBF-PSTK-0124-100 1.9911829.100	January 31, 2024
Supplement to the
Fidelity Freedom® Blend Funds
Premier Class
May 30, 2023
As Revised September 8, 2023
Prospectus

Reorganization. Fidelity Freedom® Blend 2005 Fund (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the Fidelity Freedom® Blend Income Fund (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Fidelity Aberdeen Street Trust (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.
At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund.
The Income Fund and the Fund seek high current income and, as a secondary objective, capital appreciation.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization").
The Reorganization, which does not require shareholder approval, is expected to take place on or about June 14, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.
Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction.
For more detailed information, please contact Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).
FBF-PR-PSTK-0124-100 1.9911830.100	January 31, 2024
Supplement to the
Fidelity Freedom® Blend Funds
Class Z6
May 30, 2023
As Revised September 8, 2023
Prospectus

Reorganization. Fidelity Freedom® Blend 2005 Fund (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the Fidelity Freedom® Blend Income Fund (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Fidelity Aberdeen Street Trust (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.
At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund.
The Income Fund and the Fund seek high current income and, as a secondary objective, capital appreciation.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization").
The Reorganization, which does not require shareholder approval, is expected to take place on or about June 14, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.
Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction.
For more detailed information, please contact Fidelity at 1-877-208-0098.
FBFZ6-PSTK-0124-100 1.9911832.100	January 31, 2024